Redeemable Convertible Preferred and Pre-IPO Class B Ordinary Shares - Summary of Change Balance of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 25, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Beginning Balance	¥ 407,928,000		¥ 407,928,000	¥ 423,999,000
Accretion of preferred shares	6,563,000			8,834,000
Foreign exchange	19,667,000			(24,905,000)
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(434,158,000)
Ending Balance				407,928,000
Series A Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	151,045,000		151,045,000	151,279,000
Accretion of preferred shares	6,563,000			8,834,000
Foreign exchange	7,487,000			(9,068,000)
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(165,095,000)
Ending Balance				151,045,000
Class B Ordinary Shares
Temporary Equity [Line Items]
Accretion of preferred shares		¥ 0	0	0
Founder | Class B Ordinary Shares
Temporary Equity [Line Items]
Beginning Balance	51,376,000		51,376,000	54,545,000
Foreign exchange	2,437,000			(3,169,000)
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(53,813,000)
Ending Balance				51,376,000
Xiaomi Inc | Class B Ordinary Shares
Temporary Equity [Line Items]
Beginning Balance	205,507,000		¥ 205,507,000	218,175,000
Foreign exchange	9,743,000			(12,668,000)
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	¥ (215,250,000)
Ending Balance				¥ 205,507,000